INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of Long-Lived Assets by Geographic Area) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 419,111	$ 350,039
Israel [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	145,816	180,976
USA [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	66,953	75,040
Japan [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 206,342	$ 94,023